As filed with the Securities and Exchange Commission on March 19, 2012

Registration No. 2-13644

811-0781

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 118	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 43	☒

(Check appropriate box or boxes)

THE PUTNAM FUND FOR GROWTH AND INCOME

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices) (Zip Code)

(617) 292-1000

Registrant’s Telephone Number, including Area Code

Copy to:

BETH S. MAZOR, Vice President THE PUTNAM FUND FOR GROWTH AND INCOME One Post Office Square Boston, Massachusetts 02109	JOHN W. GERSTMAYR, Esquire ROPES & GRAY LLP Prudential Tower 800 Boylston St. Boston, Massachusetts 02199-3600
(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 29, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 19th day of March, 2012.

The Putnam Fund for Growth and Income

By:	/s/ Jonathan S. Horwitz
Executive Vice President, Treasurer, Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title

Jameson A. Baxter****	Chair, Board of Trustees

Robert L. Reynolds****	President and Trustee

Jonathan S. Horwitz**	Executive Vice President, Treasurer, Principal Executive Officer and Compliance Liaison

Steven D. Krichmar****	Vice President and Principal Financial Officer

Janet C. Smith****	Vice President, Assistant Treasurer and Principal Accounting Officer

Ravi Akhoury***	Trustee

Barbara M. Baumann*	Trustee

Charles B. Curtis****	Trustee

Robert J. Darretta****	Trustee

John A. Hill****	Trustee

Paul L. Joskow****	Trustee

Elizabeth T. Kennan*****	Trustee

Kenneth R. Leibler****	Trustee

Robert E. Patterson****	Trustee

George Putnam, III****	Trustee

W. Thomas Stephens****	Trustee

By: /s/ Jonathan S. Horwitz, as Attorney-in-Fact
March 19, 2012

*	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 115 to the Registrant’s Registration Statement filed on February 28, 2011.

**	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 114 to the Registrant’s Registration Statement filed on February 26, 2010.

***	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 112 to the Registrant’s Registration Statement filed on February 27, 2009.

****	Signed pursuant to power of attorney filed in Post-Effective Amendment No. 113 to the Registrant’s Registration Statement filed on December 30, 2009.

*****	Signed pursuant to a power of attorney filed in Post-Effective Amendment No. 117 to the Registrant’s Registration Statement filed on February 28, 2012.